Restructuring and Integration - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost And Reserve [Line Items]
Total expenses	$ 168
Accrued restructuring liability	8	$ 4
The Plan [Member]
Restructuring Cost And Reserve [Line Items]
Total expenses	$ 168